TAXES ON INCOME (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Net carry forward tax loss	$ 52,000
Israel Tax Authority [Member] | InspireMD Ltd [Member
Corporate tax rate	26.50%
Description of income tax hoilday
Certain conditions stipulated by the above law, is a two-year exemption and five years of a reduced tax rate of 25% from tax on income derived from beneficiary activities in facilities in Israel. The two-year exemption starts only when the Company starts to pay taxes after using all carryforward tax losses. The tax benefit period is twelve years from the year of election, which means that after a year of election, the two-year exemption and five years of reduced tax rate can only e used within the next twelve years. The Company elected the year 2007, as a year of election and 2011 as an additional year of election.

Tax rate on income of beneficiary enterprises	15.00%
Tax exemption period	2 years
Net carry forward tax loss	$ 29,000
Israel Tax Authority [Member] | InspireMD Ltd [Member | Other Than Development Zone A [Member]
Tax rate on income of preferred enterprises	12.00%
Revised tax rate on income of preferred enterprises	16.00%
Federal Ministry Of Finance Germany [Member] | InspireMD GmbH [Member]
Corporate tax rate	15.825%
Corporate trade tax rate	17.15%
Her Majesty's Revenue and Customs (HMRC) [Member] | InspireMD UK [Member]
Corporate tax rate	20.00%